Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets
	December 31, 2025	December 31, 2024
Receivables from governmental authorities	$230	$73
Prepaid expenses	10	180

	$240	$253